Basis of preparation (Details)	12 Months Ended
Dec. 31, 2019
Basis of preparation (Details) [Line Items]
Voting rights, description	Significant influence is presumed to exist where the Company has between 20% and 50% of the voting rights but can also arise where the Company has less than 20% if influence is exerted over policy decisions that affect the entity.
Bottom of range [member]
Basis of preparation (Details) [Line Items]
Minimum [Member]	20.00%
Top of range [member]
Basis of preparation (Details) [Line Items]
Minimum [Member]	50.00%